Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
June 11, 2019
Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:    Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment No. 263 was filed electronically with the Securities and Exchange Commission on June 10, 2019 (Accession No. 0000898745-19-000437).
If you have any questions regarding this filing, please call me at 515-247-5419.
Very truly yours,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel and Assistant Secretary, Registrant